Segment information and revenue from contracts with customers - Information by operating segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Segment information
Number of reportable segments | segment	3
Total Revenues from contracts with external customers	€ 128,381	€ 48,780	€ 40,478
Adjusted EBITDA	1,083	(5,687)	90
Additions to property, plant and equipment			8,710
Additions to property, plant and equipment and right-of-use assets	12,730	21,268
Additions to intangible assets	6,657	7,280	3,059
Other segment information
Depreciation and amortization (including impairments)	15,128	6,579	5,175
Research and development expenses	14,935	9,590	6,300
Recognized over time
Segment information
Total Revenues from contracts with external customers	62,739	44,417	35,248
Recognized at a point in time
Segment information
Total Revenues from contracts with external customers	65,642	4,363	5,230
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	16,951	21,522	17,307
Pharmaceutical | Recognized over time
Segment information
Total Revenues from contracts with external customers	15,947	17,159	12,077
Pharmaceutical | Recognized at a point in time
Segment information
Total Revenues from contracts with external customers	1,004	4,363	5,230
Pharmaceutical | Pharmaceutical Partner
Segment information
Total Revenues from contracts with external customers	0	1,930	4,000
Diagnostics
Segment information
Total Revenues from contracts with external customers	22,108	27,258	23,171
Diagnostics | Recognized over time
Segment information
Total Revenues from contracts with external customers	22,108	27,258	23,171
Covid-19
Segment information
Total Revenues from contracts with external customers	89,322
Adjusted EBITDA	37,215
Additions to property, plant and equipment and right-of-use assets	9,113
Additions to intangible assets	1,672
Other segment information
Depreciation and amortization (including impairments)	1,400
Covid-19 | Recognized over time
Segment information
Total Revenues from contracts with external customers	24,684
Covid-19 | Recognized at a point in time
Segment information
Total Revenues from contracts with external customers	64,638
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	16,951	21,522	17,307
Adjusted EBITDA	6,194	14,956	13,641
Additions to property, plant and equipment			1,225
Additions to property, plant and equipment and right-of-use assets	333	1,362
Additions to intangible assets	3,183	3,603	1,948
Other segment information
Depreciation and amortization (including impairments)	6,769	1,308	1,222
Research and development expenses			334
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	22,108	27,258	23,171
Adjusted EBITDA	(2,408)	2,306	2,285
Additions to property, plant and equipment			1,917
Additions to property, plant and equipment and right-of-use assets	602	1,998
Other segment information
Depreciation and amortization (including impairments)	2,289	2,032	1,838
Corporate
Segment information
Adjusted EBITDA	(39,918)	(22,949)	(15,836)
Additions to property, plant and equipment			5,568
Additions to property, plant and equipment and right-of-use assets	2,682	17,908
Additions to intangible assets	1,802	3,677	1,111
Other segment information
Depreciation and amortization (including impairments)	4,670	3,239	2,115
Research and development expenses	€ 14,935	€ 9,590	€ 5,966